STATEMENT OF OPERATIONS - USD ($)	3 Months Ended				5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Loss from Operation
Operating and formation costs	$ 37,536,000		$ 32,720,000			$ 75,185,000
Income from operations	1,362,000		1,633,000			2,144,000
Other income (expense):
Net loss attributable to unitholders	$ (5,713,000)		$ (6,094,000)			$ (10,589,000)
Weighted-average common units outstanding - basic	332,209,000		329,043,000			331,195,000
Diluted weighted average shares outstanding (in shares)	332,209,000		329,043,000			331,195,000
Earnings Per Share, Basic	$ (0.04)		$ (0.04)			$ (0.07)
Earnings Per Share, Diluted	$ (0.04)		$ (0.04)			$ (0.07)
CIK 0001846136 Riverview Acquisition Corp
Loss from Operation
Operating and formation costs							$ 885,394
Income from operations	$ (1,051,247)		$ 63		$ (8,413)	$ (1,984,187)	(885,394)
Other income (expense):
Interest earned on marketable securities held in Trust Account	316,380		0		0	403,623	35,768
Unrealized loss on marketable securities held in Trust Account	(12,860)		0		0	0	(36)
Change in fair value of warrant liabilities	(9,776,426)		0		0	(8,771,164)	7,694,024
Transaction costs							(1,283,477)
Total other loss	(9,472,906)		0		0	(8,367,541)	6,552,022
Net loss attributable to unitholders	$ (10,558,940)		$ 63		$ (8,413)	$ (10,386,515)	$ 5,666,628
CIK 0001846136 Riverview Acquisition Corp | Class A Common Stock [Member]
Other income (expense):
Weighted-average common units outstanding - basic	25,000,000		0		0	25,000,000	11,392,405
Diluted weighted average shares outstanding (in shares)	25,000,000		0		0	25,000,000	11,392,405
Earnings Per Share, Basic	$ (0.34)		$ 0		$ 0	$ (0.33)	$ 0.32
Earnings Per Share, Diluted	$ (0.34)		$ 0.00		$ 0.00	$ (0.33)	$ 0.32
CIK 0001846136 Riverview Acquisition Corp | Class B Common Stock [Member]
Other income (expense):
Weighted-average common units outstanding - basic	6,250,000	[1]	6,250,000	[1]	6,250,000 [1]	6,250,000 [1]	6,250,000
Diluted weighted average shares outstanding (in shares)	6,250,000		6,250,000		6,250,000	6,250,000
Earnings Per Share, Basic	$ (0.34)		$ 0		$ 0	$ (0.33)	$ 0.32
Earnings Per Share, Diluted	$ (0.34)		$ 0.00		$ 0.00	$ (0.33)	$ 0.32
Over-Allotment Option [Member] | CIK 0001846136 Riverview Acquisition Corp
Other income (expense):
Unrealized loss on marketable securities held in Trust Account							$ (36)
Change in fair value of warrant liabilities							$ 105,743

[1]	Excluded an aggregate of 937,500 shares forfeited as of December 31, 2021 (see Note 5).